Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Dividends relating to reporting period:
First interim ordinary dividend (in GBP per share)	£ 0.1567	£ 0.1450
First interim ordinary dividend	£ 406	£ 375
Dividends paid in reporting period:
Second interim ordinary dividend/final ordinary dividend for prior year (in GBP per share)	£ 0.3250	£ 0.3057
Second interim ordinary dividend/final ordinary dividend for prior year	£ 840	£ 786